Contingencies and Commitments	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingencies and Commitments
Contingencies and Commitments

Lawsuits
On July 26, 2006 Fairfax filed a lawsuit seeking $6 billion in damages from a number of defendants who, the complaint (as subsequently amended) alleges, participated in a stock market manipulation scheme involving Fairfax shares. The complaint, filed in Superior Court, Morris County, New Jersey, alleges violations of various state laws, including the New Jersey Racketeer Influenced and Corrupt Organizations Act, pursuant to which treble damages may be available. On September 12, 2012, before trial, and consequently without having heard or made any determination on the facts, the Court dismissed the lawsuit on legal grounds. In October 2012 Fairfax filed an appeal of this dismissal, as it believes that the legal basis for the dismissal is incorrect. On April 27, 2017, the appeals court issued a decision reinstating certain claims but affirming the dismissal of the major portion of the claims. On July 10, 2017, Fairfax filed with the New Jersey Supreme Court a petition for certification of the appeal court’s decision. On October 20, 2017, that petition was denied by the court. The case allowed then moved ahead to a trial, which took place in September and October 2018. Prior to the trial, Fairfax agreed, in exchange for the receipt of a payment of $20.0, to resolve its claims against Morgan Keegan & Company, Incorporated; that payment was received in September 2018. At the trial, the jury awarded Fairfax and its Crum & Forster subsidiary damages of $10.9 against Exis Capital Management and related Exis companies, Adam Sender and Andrew Heller, including punitive damages of $3.0 against Exis, $2.25 against Mr. Sender and $0.25 against Mr. Heller. Fairfax intends to continue to pursue its remaining claims against other defendants in the lawsuit by way of appeals against previous court decisions. The ultimate outcome of any litigation is uncertain. The financial effects, if any, of this lawsuit cannot be practicably determined at this time, and the company’s consolidated financial statements include no anticipated recovery from the lawsuit, except for the receipt of the $20.0 payment as described above.
Other
In early December 2018, the Autorité des marchés financiers (the “AMF”), the securities regulatory authority in the Province of Quebec, closed its investigation of Fairfax, its CEO, Prem Watsa, and its President, Paul Rivett. The investigation concerned the possibility of illegal insider trading and/or tipping (not involving any personal trading by the individuals) in connection with the December 15, 2011 takeover offer by Resolute Forest Products Inc. for shares of Fibrek Inc. As consistently stated previously, Fairfax fully cooperated with the AMF’s investigation, and Fairfax was always confident that in connection with the Resolute takeover offer, it had no material non-public information and it did not engage in illegal insider trading or tipping, and that there was no reasonable basis for any proceedings in this connection.
Subsidiaries of the company, in the ordinary course of their business, are defendants in several damage suits and have been named as third parties in other suits. The uninsured exposure to the company is not considered to be material to the company's financial position, financial performance or cash flows.
Odyssey Group, Brit, Allied World, Advent and RiverStone (UK) (“the Lloyd's participants”) underwrite in the Lloyd's of London insurance market through their participation in certain Lloyd's syndicates. The Lloyd's participants have pledged cash and cash equivalents of $309.7 and securities with a fair value of $1,312.3 at December 31, 2018 as capital to support those underwriting activities. Pledged securities primarily consist of bonds and equity investments presented within portfolio investments on the consolidated balance sheet. The Lloyd's participants have the ability to substitute other securities for these pledged securities, subject to certain admissibility criteria. The Lloyd's participants' liability in respect of assets pledged as capital is limited to the aggregate amount of the pledged assets and their obligation to support these liabilities will continue until such liabilities are settled or are reinsured by a third party approved by Lloyd's. The company believes that the syndicates for which the Lloyd's participants are capital providers maintain sufficient liquidity and financial resources to support their ultimate liabilities and does not anticipate that the pledged assets will be utilized.
The company's maximum capital commitments for potential investments in common stocks, limited partnerships and associates at December 31, 2018 was $1,290.5, with a further amount of approximately $306 committed for investments described in note 23.

Pursuant to the sale of the company's 97.7% interest in First Capital to Mitsui Sumitomo on December 28, 2017 as described in note 23, the company agreed to guarantee the sufficiency of First Capital's loss reserves as at the sale date and will receive (return) sale consideration equal to any favourable (adverse) development on these loss reserves. Although the company believes that these loss reserves were sufficient, the value of the guarantee was not determinable as at December 31, 2018 due to the range of possible outcomes.